Related Party Transactions and Arrangements - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	May 07, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012 Series B Preferred Units	Oct. 11, 2012 Series B Preferred Units	Dec. 31, 2012 Subsidiaries	Feb. 28, 2013 Advisory Agreement	May 07, 2013 Amendments to remove 2%/25% guidelines	Sep. 30, 2013 Other Liabilities	Dec. 31, 2012 Other Liabilities	Dec. 31, 2011 Other Liabilities	May 07, 2013 if pre-incentive fee Core FFO does not exceed hurdle rate	May 07, 2013 if pre-incentive fee Core FFO does not exceed hurdle rate Maximum	May 07, 2013 if pre-incentive fee Core FFO exceeds hurdle rate	May 07, 2013 if pre-incentive fee Core FFO exceeds hurdle rate Minimum
Related Party Transaction [Line Items]
Annual Management fee as percentage of average real estate assets	0.75%
Quarterly management fee payment rate as percentage of average real estate assets	0.1875%
Asset management fee waived		$ 0		$ 205		$ 494	$ 615
Cumulative gross amount of equity capital, hurdle rate																				1.75%		1.75%
Cumulative gross amount of equity capital, annual hurdle rate																				7.00%		7.00%
Advisor incentive fee																			0.00%		20.00%
Incentive fees paid to advisor		79				79
Asset management fee payable to advisor						0.1875%		0.1875%
Annualized asset management fees						0.75%		0.75%
Asset management fees paid		0		53		82	115
Asset management fee		4		54		165	160	240	9	0						4	80
Financing coordination fees						1.00%		1.00%
Financing coordination fees		0		0		102	0	102
Financing coordination fees																0	102
Sale price of asset						1.00%		1.00%
Disposition fees upon sale of properties						(a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset.		(a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset.
Percentage of sale price of asset						6.00%		6.00%
Disposition fees to advisor		0		0		0	0	0
Gross offering proceeds						6.00%		6.00%
Organization and offering costs						1.00%		1.00%
Reimbursement for services provided						We will not reimburse the advisor for any services for which we will pay the advisor a separate fee.		We will not reimburse the advisor for any services for which we will pay the advisor a separate fee.
Advisor expense		0		79		288	622	657
Advisor expense reimburse		0				3		32
Contract purchase price						6.00%		6.00%
Reimburse advisor acquisition expenses		0		0		0	0	0
Transfer agent costs reimbursed in connection with offering						134
Average invested assets percentage						2.00%									2.00%
Net income percentage						25.00%									25.00%
Dealer manager selling commissions percentage						7.00%		7.00%
Selling commissions paid to IR securities		0				0
Dealer manager fees, percentage on gross proceeds from public offering						3.00%		3.00%
Reallocation portion of dealer manager fee						1.50%		1.50%
Dealer manager fees paid to dealer manager		0		0		4	0	7
Gross proceeds raised in our public offering						15.00%		15.00%
Reimbursable due diligence expenses		0		0		0	0	0
Percentage of gross revenues from the property						4.00%		4.00%
Property management and leasing fees		187		164		559	473	655	339	0
Property management and leasing fees payable																63	59	44
Asset management fee payable			80					80	9
Financing coordination fees payable			102					102	0
Advisory agreement								1 year						1 year
Advisory agreement termination date								Apr. 07, 2013						Apr. 07, 2014
Notice period for termination of advisory agreement without penalty								60 days
Advisory agreement effective date														Apr. 07, 2013
Common stock, shares issued			25,000										300,000
Common stock, par value		$ 0.01	$ 0.01			$ 0.01		$ 0.01	$ 0.01				$ 10.00
Proceeds from issuance of common stock			3,000		3,000	31,461	3,015	3,193	0	0			3,000
Series B Preferred Units, limited partnership units established												400
Series B Preferred Units, preferential cash distributions percentage											10.00%
Series B Preferred Units, purchase price per unit base for preferential cash distributions percentage											$ 10,000
Series B Preferred Units, limited partnership units issued												350
Series B Preferred Units, proceeds from issuance of limited partnership units											$ 3,500